Group Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit for the year	£ 37,704	£ 4,839	£ 4,522
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(3,812)	1,760	(849)
Differences on exchange
Differences on exchange	(4,010)	2,695	(670)
Cash flow hedges
– net fair value (losses)/gains	(264)	29	(99)
– reclassified and reported in profit for the year	109	38	15
– reclassified and reported in net assets	(16)	(12)	(45)
Available-for-sale investments
– reclassified and reported in profit for the year			(10)
Net investment hedges
– net fair value gains/(losses)	425	(837)	(118)
– differences on exchange on borrowings	(68)	(124)	42
Tax on items that may be reclassified	34	(19)	21
Items that will not be reclassified subsequently to profit or loss:	681	(173)	263
Retirement benefit schemes
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	(3,131)	1,587	(586)
Total comprehensive income for the year, net of tax	34,573	6,426	3,936
Attributable to:
Owners of the parent	34,406	6,180	3,757
Non-controlling interests	167	246	179
Total comprehensive income for the year, net of tax	34,573	6,426	3,936
Subsidiaries
Differences on exchange
Differences on exchange	(3,087)	1,270	(1,006)
Available-for-sale investments
– net fair value (losses)/gains in respect of subsidiaries	(27)		14
Retirement benefit schemes
– net actuarial gains/(losses) in respect of subsidiaries	833	(228)	283
– surplus recognition and minimum funding obligations in respect of subsidiaries	(6)	(1)
Associates
Differences on exchange
Differences on exchange	(923)	1,425	336
Differences on exchange	(923)	1,425	336
Available-for-sale investments
– net fair value gains/(losses) in respect of associates net of tax	5	(10)	1
Retirement benefit schemes
– actuarial gains in respect of associates net of tax	£ 25	£ 20	£ 3